VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

STATE UNIVERSITY OF NEW YORK

DEFINED CONTRIBUTION RETIREMENT PLANS

GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS

(“THE CONTRACT” OR “CONTRACTS”)

issued to

SUNY ORP (Post 11/15/2021), SUNY ORP Legacy (Pre 11/15/2021),

SUNY ORP 403(b) Plan, and SUNY Voluntary Legacy Plan Contracts

UPDATING SUMMARY PROSPECTUS

May 1, 2024

____________________________________________________________________________

There are four classes of Contracts described in this updating summary prospectus (“summary prospectus”). The Contracts are issued in connection with (1) The product offering for the SUNY ORP 403(b) Plan, (2) SUNY ORP 401(a) Plan and the New York State Voluntary Defined Contribution Plan, the last two of which are known as “SUNY ORP (Post 11/15/2021);” (3) the prior product offering which is now known as “SUNY ORP Legacy (Pre 11/15/2021)” and New York State Voluntary Defined Contribution Plan Legacy (Pre 11/15/2021); and (4) the SUNY Voluntary 403(b) (referred to herein as the “SUNY Voluntary Legacy Plan Contract”). The SUNY ORP Legacy (Pre 11/15/2021), the New York State Voluntary Defined Contribution Legacy Plan and the SUNY Voluntary Legacy Plan Contracts are closed to new sales.

The full prospectus for the Contracts (the “full Contract Prospectus”) contains more information about the Contracts, including the features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at https://prospectus.voya.com/SUNY. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at https://www.investor.gov/.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary prospectus that have special meaning.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group or individual deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, the Fixed Account (Available Through SUNY Voluntary Legacy Plan Contracts), the Fixed Plus Account (Available Through SUNY ORP 403(b), SUNY ORP Legacy (Pre 11/15/2021) and NYS VDC Legacy (Pre 11/15/2021) Contracts), the Fixed Plus Account II A (Available Through SUNY ORP Legacy (Pre 11/15/2021) and NYS VDC Legacy (Pre 11/15/2021) Contracts), and the Fixed Plus Account II A (Available Through SUNY ORP (Post 11/15/2021) Contracts) are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Purchase Payment Period (also called “Deposit Cycle” in the Contract): For Contracts that permit installment Purchase Payments, the period of time it takes to complete the number of installment Purchase Payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 Purchase Payments are made. If only 11 Purchase Payments are made, the payment period is not completed until the twelfth Purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of Account Years completed, regardless of the number of payments made.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary prospectus.

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Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an employer-sponsored retirement plan (i.e., a 401(k) or 403(b) plan), the Vested amount may include employer matching contributions.

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UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary prospectus is a summary of certain Contract features that have changed since May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Fee Table: There are currently no changes to the Fee Table.
•	Investment Options
•	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio
•	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.

•	Effective March 8, 2024, the following funds were added to your Contract as investment options:

•   Vanguard Target Retirement Income Fund;

•   Vanguard Target Retirement 2020 Fund;

•   Vanguard Target Retirement 2025 Fund;

•   Vanguard Target Retirement 2030 Fund;

•   Vanguard Target Retirement 2035 Fund;

•   Vanguard Target Retirement 2040 Fund;

•   Vanguard Target Retirement 2045 Fund;

•   Vanguard Target Retirement 2050 Fund;

•   Vanguard Target Retirement 2055 Fund;

•   Vanguard Target Retirement 2060 Fund;

•   Vanguard Target Retirement 2065 Fund; and

•   Vanguard Target Retirement 2070

•	Effective March 15, 2024, the following funds were added to your Contract as investment options:

• Allspring Core Plus Bond Fund (Class R6); • Fidelity Advisor® Focused Emerging Markets (Class Z);	• Fidelity® 500 Index Fund; and • Fidelity® Total International Index Fund
•	Effective March 15, 2024, the following funds were removed from your Contract as investment options:

•   American Funds® – American Mutual Fund® (Class R6);

•   American Funds® – Capital World Bond Fund® (Class R6);

•   American Century Investments® Mid Cap Value Fund (Class R6);

•   American Funds® – The Growth Fund of America® (Class R4 and Class R6);

•   American Century Investments® Inflation-Adjusted Bond Fund (Investor Class);

•   American Funds® – EuroPacific Growth Fund® (Class R6);

•   American Funds® – New Perspective Fund® (Class R4);

•   American Funds® – New Perspective Fund® (Class R6);

•   American Funds® – SMALLCAP World Fund® (Class R4 and R6);

•   American Funds® – Washington Mutual Investors FundSM (Class R4 and R6);

•   Ariel Fund (Institutional Class);

•   Calvert VP SRI Balanced Portfolio (Class I);

•   DFA Real Estate Securities Portfolio (Institutional Class);

•   Voya RussellTM Small Cap Index Portfolio (Class I);

•   Voya High Yield Portfolio (Class I);

•   Voya Global Perspectives® Portfolio (Class I);

•   Voya Growth and Income Portfolio (Class I);

•   Voya International High Dividend Low Volatility Portfolio (Class I);

•   Voya Large-Cap Growth Fund (Class R6);

•   Voya Large Cap Growth Portfolio (Class I);

•   Voya MidCap Opportunities Portfolio (Class I and Class R6);

•   Voya RussellTM Mid Cap Index Portfolio (Class I);

•   Voya Small Company Portfolio (Class I);

•   Voya SmallCap Opportunities Portfolio (Class I);

•   Voya Solution 2025 Portfolio (Class I);

•   Voya Solution 2035 Portfolio (Class I);

•   Voya Solution 2045 Portfolio (Class I);

•   Voya Solution 2050 Portfolio (Class I);

•   Voya Solution Income Portfolio (Class I );

•   Voya Target In-Retirement Fund (Class R6);

•   Voya Target Retirement 2025 Fund (Class R6);

•   Voya Target Retirement 2030 Fund (Class R6);

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•   DFA U.S. Large Company Portfolio (Institutional Class);

•   Driehaus Emerging Markets Growth Fund (Institutional Share Class);

•   Fidelity® VIP ContrafundSM Portfolio (Initial Class);

•   Fidelity® VIP Index 500 Portfolio (Initial Class);

•   Fidelity® VIP Equity-Income PortfolioSM (Initial Class);

•   Franklin Small Cap Value VIP Fund (Class 2);

•   Invesco Developing Markets Fund (Class A and Class R6);

•   Invesco EQV International Equity Fund (Class R5);

•   JPMorgan Equity Income Fund (Class I and Class R6);

•   JPMorgan Government Bond Fund (Class I and Class R6);

•   Pioneer Balanced ESG Fund (Class K Shares);

•   Pioneer Equity Income Fund (Class Y);

•   T. Rowe Price Large-Cap Growth Fund (I Class);

•   Touchstone Small Company Fund (Class R6);

•   Vanguard® Total International Stock Index Fund (AdmiralTM Shares);

•   Victory Sycamore Established Value Fund (Class R6);

•   Voya Government Money Market Portfolio (Class I);

•   Voya Global Bond Portfolio (Class I);

•   Voya High Yield Portfolio (Class I);

•   Voya Intermediate Bond Portfolio (Class I and Class R6);

•   Voya International Index Portfolio (Class I);

•   Voya MidCap Opportunities Portfolio (Class I);

•   Voya Target Retirement 2035 Fund (Class R6);

•   Voya Target Retirement 2040 Fund (Class R6);

•   Voya Target Retirement 2045 Fund (Class R6);

•   Voya Target Retirement 2050 Fund (Class R6);

•   Voya Target Retirement 2055 Fund (Class R6);

•   Voya Target Retirement 2060 Fund (Class R6);

•   Voya Target Retirement 2065 Fund (Class R6);

•   Voya Solution 2055 Portfolio (Class I);

•   VY® American Century Small-Mid Cap Value Portfolio (Class I);

•   VY® CBRE Global Real Estate Portfolio (Class I);

•   VY® Invesco Equity and Income Portfolio (Class I);

•   VY® Invesco Global Portfolio (Class I);

•   VY® JPMorgan Mid Cap Value Portfolio (Class I);

•   VY® T. Rowe Price Capital Appreciation Portfolio (Class I, Class R6, and Class S);

•   VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I and Class R6);

•   VY® T. Rowe Price Growth Equity Portfolio (Class I); and

•   Wanger Acorn

•	Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Solution Balanced Income Portfolio (Class I shares) (a series of Voya investors Trust).
•	Effective on or about July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I shares) will merge into the Voya Solution Conservative Portfolio (Class I shares) (a series of Voya Partners, Inc.).
•	Effective on or about July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I shares) will merge into the Voya Solution Aggressive Portfolio (Class I shares) (a series of Voya Partners, Inc.).
•	Effective on or about July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I shares) will merge into the Voya Solution Balanced Portfolio (Class I shares) (a series of Voya Partners, Inc.).
•	Effective on or about April 26, 2024, the Voya Global High Dividend Low Volatility Portfolio (Class I) will be liquidated.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges for Early Withdrawals

Under Contracts that permit Installment Purchase Payments for the SUNY Voluntary Legacy Plan Contract only, withdrawals of all or a portion of your Fixed Account value, or of Account Values held in the Subaccounts of the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed Account any time, may be subject to a charge.

For example, if you make an early withdrawal from your Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

Charges for Early Withdrawals

There is no early withdrawal charge under Purchase Payment contracts of amounts distributed under the terms of a settlement agreement with the New York Attorney General dated October 10, 2006, nor on any earnings attributable to such distributed amounts. In addition, there is no early withdrawal charge for any amounts withdrawn under single Purchase Payment Contracts.

See “FEE TABLES – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge” in the full Contract Prospectus.

Transaction Charges

•  In addition to the early withdrawal charge which applies only to the SUNY Voluntary Legacy Plan Contract, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan and an annual loan administration fee not to exceed $50 per loan . Loan fees are not charged on new loans from the SUNY ORP (Post 11/15/2021) or SUNY Voluntary Legacy (Pre 11/15/2021) Plan taken after August 8, 2022;

•  Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLES – Transaction Expenses” and “CHARGES AND FEES” in the full Contract Prospectus.

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FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base Contract Expenses (varies by Contract class)	0.12%[1,2]	1.50%[1,2]
Investment Options (SUNY ORP (Post 11/15/2021)) (Portfolio Company fees and expenses)	0.03%[3]	1.50%[3]
Investment Options (SUNY ORP Legacy (Pre 11/15/2021)) (Portfolio Company fees and expenses)	0.03%[3]	1.50%[3]
Investment Options (SUNY ORP 403(b)) (Portfolio Company fees and expenses)	0.61%[3]	1.20%[3]
Investment Options (SUNY Voluntary Legacy Plan) (Portfolio Company fees and expenses)	0.53%[3]	1.34%[3]
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add early withdrawal charges that substantially increase costs.

Lowest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $145	Highest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $2,542
Lowest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $145	Highest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $2,542
Lowest Annual Cost Estimate (SUNY ORP 403(b)): $688	Highest Annual Cost Estimate (SUNY ORP 403(b)): $2,130
Lowest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $615	Highest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $3,261

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLES - Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges” in the full Contract Prospectus.

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges” in the full Contract Prospectus.
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.
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RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract Prospectus.
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract Prospectus.

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See ‘THE INVESTMENT OPTIONS — The Variable Investment Options” and “APPENDIX B and APPENDIX C” in the full Contract Prospectus and “APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT” to this summary prospectus.

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RISKS (continued from previous page)
Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT — The General Account” in the full Contract Prospectus.

RESTRICTIONS
Investment Options

•  Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

•   Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•  The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS — Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT — Limits on Frequent or Disruptive Transfers” in the full Contract Prospectus.

Optional Benefits

•  The Minimum Guaranteed Withdrawal Benefit Endorsement is only available through the SUNY Voluntary Legacy Plan Contract is no longer available for purchase;

•   We may discontinue or restrict the availability of an optional benefit;

•   The availability of certain benefits may vary based on employer and state approval; and

•   If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT — Contract Provisions and Limitations — The Asset Rebalancing Program,” “DEATH BENEFIT — Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS — Availability of Systematic Distribution Options” and “LOANS — Availability” in the full Contract Prospectus.

TAXES
Tax Implications

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full Contract Prospectus.

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CONFLICTS OF INTEREST
Investment Professional Compensation

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS — Contract Distribution” in the full Contract Prospectus.

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract Prospectus.

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APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=usp&cid=voyavpx&fid=NRVA00974. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Funds Available for New Allocations: SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[1,2,3] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.31%	6.94%	2.49%	3.09%
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R6)[1,4] Investment Adviser: Capital Research and Management CompanySM	0.47%	16.06%	8.03%	4.90%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[3]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the JPMorgan Government Bond Fund (Class R6), Voya Global Bond Portfolio (Class I), and Voya Intermediate Bond Portfolio (Class I) to the Allspring Core Plus Bond Fund (Class R6).
[4]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Invesco EQV International Equity Fund (Class R5) to the American Funds EuroPacific Growth Fund (Class R6).
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities (Class I)[5,6] Investment Adviser: Dimensional Fund Advisors LP	0.11%	3.93%	3.12%	2.42%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class)[5] Investment Adviser: Dimensional Fund Advisors LP	0.22%	7.18%	1.80%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[5,7] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	1.50%	26.29%	15.68%	12.02%
Seeks capital appreciation.	Fidelity Advisor® Focused Emerging Markets (Class Z)[5,8] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, FIA (UK)	0.84%	8.35%	6.69%	4.69%
Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.	Fidelity® Mid Cap Index[9] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.03%	11.04%	13.33%	9.49%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[5]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[6]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Century Investments® Inflation-Adjusted Bond Fund (Investor Class) to the DFA Inflation-Protected Securities (Class I).
[7]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – Washington Mutual Investors FundSM (Class R4), Fidelity® VIP Index 500 Portfolio (Initial Class), and Voya Growth and Income Portfolio (Class I) to the Fidelity® 500 Index Fund.
[8]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Driehaus Emerging Markets Growth Fund (Institutional Share Class) to the Fidelity Advisor® Focused Emerging Markets (Class Z).
[9]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Russell Mid Cap Index Portfolio (Class I) to the Fidelity® Mid Cap Index.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[10,11] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.25%	17.12%	10.07%	7.32%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund[10,12] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.06%	18.31%	8.34%	4.42%
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6)[13] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	6.68%	9.81%	6.30%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)[10] Investment Adviser: Impax Asset Management LLC	0.92%	13.17%	8.91%	6.57%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.82%	24.93%	15.48%	11.63%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6)[14] Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	-11.55%	2.73%	4.34%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[10]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[11]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Russell Small Company Portfolio (Class I) to the Fidelity® Small Cap Index Fund.
[12]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya International Index Portfolio to the Fidelity® Total International Index Fund.
[13]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Franklin Small Cap Value VIP Fund (Class 2) to the Franklin Small Cap Value Fund (Class R6).[1]
[14]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya High Yield Portfolio (Class I) to the PGIM High Yield Fund (Class R6).
USP.81216-24	14

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[15,16] Investment Adviser: T. Rowe Price Investment Management	0.68%	21.04%	13.66%	10.89%
Seeks an above average level of dividend income and reasonable long-term capital appreciation. The fund has two advisors who perform extensive research to identify dividend-paying, undervalued companies with catalysts for share-price appreciation.	Vanguard Equity Income Fund (Admiral Shares)[15,17,18] Investment Adviser: Vanguard Quantitative Equity Group Subadviser: Wellington Management Company LLP	0.18%	7.76%	11.85%	9.70%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[15,18,19] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.34%	19.90%	13.12%	9.58%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[18] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.12%	31.78%	15.97%	12.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[15]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[16]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) and Voya MidCap Opportunities Portfolio (Class I) to the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).
[17]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, Pioneer Equity Income Fund (Class Y) the Vanguard Equity Income Fund (Admiral Shares).
[18]	Vanguard is a trademark of The Vanguard Group, Inc.
[19]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya SmallCap Opportunities Portfolio (Class I) and Wanger Acorn to the Vanguard® ExplorerTM Fund (AdmiralTM Shares).
USP.81216-24	15

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2020 Fund[20,21,22] Investment Adviser: Vanguard Equity Index Group	0.08%	12.51%	6.61%	5.52%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2025 Fund[20,21,22,23] Investment Adviser: Vanguard Equity Index Group	0.08%	14.55%	7.56%	6.10%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[20]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[21]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[22]	Vanguard is a trademark of The Vanguard Group, Inc.
[23]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2025 Portfolio (Class I) to the Vanguard Target Retirement 2025 Fund.
USP.81216-24	16

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[24,25,26,27] Investment Adviser: Vanguard Equity Index Group	0.08%	14.55%	7.56%	6.10%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[24,25,26,28] Investment Adviser: Vanguard Equity Index Group	0.08%	17.14%	9.17%	7.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[24]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[25]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[26]	Vanguard is a trademark of The Vanguard Group, Inc.
[27]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2030 Portfolio (Class I) to the Vanguard Target Retirement 2030 Fund.
[28]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2035 Portfolio (Class I) to the Vanguard Target Retirement 2035 Fund.
USP.81216-24	17

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[29,30,31,32] Investment Adviser: Vanguard Equity Index Group	0.08%	18.34%	9.99%	7.52%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[29,30,31,33] Investment Adviser: Vanguard Equity Index Group	0.08%	19.48%	10.76%	7.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[29]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[30]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[31]	Vanguard is a trademark of The Vanguard Group, Inc.
[32]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2040 Portfolio (Class I) to the Vanguard Target Retirement 2040 Fund.
[33]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2045 Portfolio (Class I) to the Vanguard Target Retirement 2045 Fund.
USP.81216-24	18

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[34,35,36,37] Investment Adviser: Vanguard Equity Index Group	0.08%	20.17%	10.93%	7.99%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[34,35,36,38] Investment Adviser: Vanguard Equity Index Group	0.08%	20.16%	10.92%	7.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[34]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[35]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[36]	Vanguard is a trademark of The Vanguard Group, Inc.
[37]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2050 Portfolio (Class I) to the Vanguard Target Retirement 2050 Fund.
[38]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2055 Portfolio (Class I) to the Vanguard Target Retirement 2055 Fund.
USP.81216-24	19

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[39,40,41,42] Investment Adviser: Vanguard Equity Index Group	0.08%	20.18%	10.92%	7.97%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065 Fund[39,40,41,43] Investment Adviser: Vanguard Equity Index Group	0.08%	20.15%	10.91%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[39]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[40]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[41]	Vanguard is a trademark of The Vanguard Group, Inc.
[42]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2060 Portfolio (Class I) to the Vanguard Target Retirement 2060 Fund.
[43]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2065 Portfolio (Class I) to the Vanguard Target Retirement 2065 Fund.
USP.81216-24	20

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[44,45,46] Investment Adviser: Vanguard Equity Index Group	0.08%	20.24%	N/A	N/A
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[44,45,46,47] Investment Adviser: Vanguard Equity Index Group Subadviser: Wellington Management Company LLP	0.08%	10.74%	4.83%	4.09%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[44,48] Investment Adviser: Victory Capital Management Inc.	0.90%	3.62%	12.87%	9.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[44]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[45]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[46]	Vanguard is a trademark of The Vanguard Group, Inc.
[47]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution Income Portfolio (Class I) to the Vanguard Target Retirement Income Fund.
[48]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Victory Sycamore Established Value Fund (Class A), VY® American Century Small-Mid Cap Value Portfolio (Class I), and VY® JPMorgan Mid Cap Value Portfolio (Class I) to the Victory Sycamore Established Value Fund (Class R6).
USP.81216-24	21

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.61%	32.69%	11.91%	8.30%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	16.95%	6.45%	3.50%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
***	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
USP.81216-24	22

Funds Available for New Allocations: SUNY ORP Post (11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[49,50,51] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.31%	6.94%	2.49%	3.09%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class)[49] Investment Adviser: Dimensional Fund Advisors LP	0.22%	7.18%	1.80%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[49,52] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	1.50%	26.29%	15.68%	12.02%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[49]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[50]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[51]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – Capital World Bond Fund® (Class R6), JPMorgan Government Bond Fund (Class R6), and Voya Intermediate Bond Portfolio (Class I) to the Allspring Core Plus Bond Fund (Class R6).
[52]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – Washington Mutual Investors FundSM (Class R4), DFA U.S. Large Company Portfolio (Institutional Class), Fidelity® VIP Index 500 Portfolio (Initial Class), and Voya Growth and Income Portfolio (Class I) to the Fidelity® 500 Index Fund.
USP.81216-24	23

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[53,54] Investment Adviser: Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the Fund.	0.25%	17.12%	10.07%	7.32%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund[53,55] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.06%	18.31%	8.34%	4.42%
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) Investment Adviser: Franklin Mutual Advisers, LLC	0.73%	6.68%	9.81%	6.30%
Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.	Impax Global Environmental Markets Fund (Institutional Class)[53] Investment Adviser: Impax Asset Management LLC (“IAM” or the “Adviser”) is the investment adviser for the Global Environmental Markets Fund. IAM has engaged Impax Asset Management Ltd. (the “Sub-Adviser” as a sub-adviser to manage the Global Environmental Markets Fund’s investments. Impax Asset Management Ltd. has its principal offices at 30 Panton Street, 7th Floor, London, SW1Y4AJ, United Kingdom.	0.91%	16.85%	12.36%	7.60%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[53]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[54]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Russell Small Company Portfolio (Class I) to the Fidelity® Small Cap Index Fund.
[55]	Effective March 8, 2024, the Plan’s sponsor transferred all investments in, and future allocations to, the Vanguard® Total International Stock Index Fund (AdmiralTM Shares) and the Voya International Index Portfolio to the Fidelity® Total International Index Fund.
USP.81216-24	24

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	JPMorgan Large Cap Growth Fund (Class R6)[56] Investment Adviser: J.P. Morgan Investment Management Inc.	0.44%	34.95%	21.19%	15.67%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.82%	24.93%	15.48%	11.63%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6) Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	11.55%	2.73%	4.34%
Capital growth and current income.	Pioneer Balanced ESG Fund (Class K) Investment Adviser: Amundi Asset Management US, Inc.	0.67%	15.74%	9.71%	7.36%
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[57,58] Investment Adviser: T. Rowe Price Investment Management	0.68%	21.04%	13.66%	10.89%
Seeks to provide investors with growth of capital.	Touchstone Small Company Fund (Class R6) Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.80%	16.35%	12.11%	9.24%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[56]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – The Growth Fund of America® (Class R6), T. Rowe Price Large-Cap Growth Fund (Class I), Voya Large Cap Growth Portfolio (Class I) and VY® T. Rowe Price Growth Equity Portfolio (Class I) to the JPMorgan Large Cap Growth Fund (Class R6).
[57]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class R6) to the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).
[58]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.81216-24	25

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Fund (AdmiralTM Shares)[59,60,61,62] Investment Advisers: Wellington Management Company LLC (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.29%	8.10%	11.57%	9.53%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[61] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.34%	19.90%	13.12%	9.58%
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® Federal Money Market Fund (Investor Shares)[61] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	5.09%	1.83%	1.21%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[61] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.12%	31.78%	15.97%	12.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[59]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[60]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[61]	Vanguard is a trademark of The Vanguard Group, Inc.
[62]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® American Mutual Fund® (Class R6), and JPMorgan Equity Income Fund (Class R6) to the Vanguard Equity Income (Admiral Shares).
USP.81216-24	26

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2025 Fund[63,64,65,66] Investment Adviser: Vanguard Equity Index Group	0.08%	14.55%	7.56%	6.10%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[63,64,65,67] Investment Adviser: Vanguard Equity Index Group	0.08%	16.03%	8.37%	6.58%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[63]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[64]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[65]	Vanguard is a trademark of The Vanguard Group, Inc.
[66]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2025 Fund (Class R6) to the Vanguard Target Retirement 2025 Fund.
[67]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2030 Fund (Class R6) to the Vanguard Target Retirement 2030 Fund.
USP.81216-24	27

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[68,69,70,71] Investment Adviser: Vanguard Equity Index Group	0.08%	17.14%	9.17%	7.06%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[68,69,70,72] Investment Adviser: Vanguard Equity Index Group	0.08%	18.34%	9.99%	7.52%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[68]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[69]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[70]	Vanguard is a trademark of The Vanguard Group, Inc.
[71]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2035 Fund (Class R6) to the Vanguard Target Retirement 2035 Fund.
[72]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2040 Fund (Class R6) to the Vanguard Target Retirement 2040 Fund.
USP.81216-24	28

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[73,74,75,76] Investment Adviser: Vanguard Equity Index Group	0.08%	19.48%	10.76%	7.91%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[73,74,75,77] Investment Adviser: Vanguard Equity Index Group	0.08%	20.17%	10.93%	7.99%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[73]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[74]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[75]	Vanguard is a trademark of The Vanguard Group, Inc.
[76]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2045 Fund (Class R6) to the Vanguard Target Retirement 2045 Fund.
[77]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2050 Fund (Class R6) to the Vanguard Target Retirement 2050 Fund.
USP.81216-24	29

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER		AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
		CURRENT EXPENSES*	1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[78,79,80,81] Investment Adviser: Vanguard Equity Index Group	0.08%	20.16%	10.92%	7.97%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[78,79,80,82] Investment Adviser: Vanguard Equity Index Group	0.08%	20.18%	10.92%	7.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[78]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[79]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[80]	Vanguard is a trademark of The Vanguard Group, Inc.
[81]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2055 Fund (Class R6) to the Vanguard Target Retirement 2055 Fund.
[82]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2060 Fund (Class R6) to the Vanguard Target Retirement 2060 Fund.
USP.81216-24	30

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065[83,84,85,86] Investment Adviser: Vanguard Equity Index Group	0.08%	20.15%	10.91%	N/A
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[83,84,85] Investment Adviser: Vanguard Equity Index Group	0.08%	10.74%	4.83%	4.09%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[83]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[84]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[85]	Vanguard is a trademark of The Vanguard Group, Inc.
[86]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2065 Fund (Class R6) to the Vanguard Target Retirement 2065 Fund.
USP.81216-24	31

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[87,88,89,90] Investment Adviser: Vanguard Equity Index Group Subadviser: Wellington Management Company LLP	0.08%	10.74%	4.83%	4.09%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[87]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[88]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[89]	Vanguard is a trademark of The Vanguard Group, Inc.
[90]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution Income Portfolio (Class I) to the Vanguard Target Retirement Income Fund.
USP.81216-24	32

Funds Available for New Allocations: SUNY ORP 403(b) Contract

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.00%	9.84%	7.02%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	20.93%	9.11%	6.25%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[91] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	15.89%	8.27%	6.46%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[91]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
USP.81216-24	33

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[92,93] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	15.89%	8.27%	6.46%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[93] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	17.98%	9.06%	6.69%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[92,93] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	19.58%	10.11%	7.42%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[92]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[93]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
USP.81216-24	34

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[94] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	20.32%	10.58%	7.38%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[94,95] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	20.88%	10.66%	7.60%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	20.90%	10.67%	7.45%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[94]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[95]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
USP.81216-24	35

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[96,97] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	20.98%	10.60%	N/A
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[96,97] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	20.99%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)[96] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	10.91%	5.09%	4.28%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[96]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[97]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
USP.81216-24	36

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	9.09%	12.36%	8.99%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.90%	12.59%	6.17%	4.48%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	10.25%	9.84%	7.04%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.61%	32.69%	11.91%	8.30%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	10.89%	10.89%	8.05%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
USP.81216-24	37

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	18.60%	12.59%	10.31%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	20.96%	13.50%	10.808%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY®T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	20.96%	13.50%	10.80%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
USP.81216-24	38

Funds Closed to New Allocations: SUNY Voluntary Legacy Plan Contract**

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[98] Investment Adviser: Fred Alger Management, Inc.	1.09%	29.50%	15.09%	10.74%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Administrator Class)[98,99] Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, LLC	1.19%	17.80%	10.70%	7.88%
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)[98] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.25%	18.65%	11.06%	7.90%
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund (Class N)[98] Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.11%	22.64%	12.22%	7.03%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	For the SUNY Voluntary Legacy Plan Contract, these Funds are not available for new allocations from participants that were not invested in the Funds prior to May 1, 2017. Participants that were invested in the Funds before May 1, 2017, may continue to invest in these Funds although once a participant’s investment in a Fund is fully liquidated the Fund will no longer be available for new allocations from that participant. For the SUNY ORP and NYS VDC Contracts, these Funds are not available for new allocations from any participant beginning on May 1, 2017.
[98]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[99]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
USP.81216-24	39

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Class)100 Investment Adviser: Saturna Capital Corporation	0.91%	25.66%	18.68%	14.29%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Class)100 Investment Adviser: Saturna Capital Corporation	1.02%	13.55%	12.63%	9.25%
Seeks long-term capital appreciation and current income.	American Beacon Small Cap Value Fund (Investor Class)100 Investment Adviser: American Beacon Advisors, Inc. Subadviser: Barrow, Hanley, Mewhinney & Strauss, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; Brandywine Global Investment Management, LLC; Newton Investment Management North America, LLC	1.12%	16.29%	11.75%	7.08%
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Core Value Fund (Class A)100 Investment Adviser: American Century Investment Management, Inc.	0.91%	8.16%	9.94%	7.94%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
100	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.81216-24	40

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)101 Investment Adviser: BlackRock Advisors, LLC	0.84%	3.84%	10.56%	11.73%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)101 Investment Adviser: BlackRock Advisors, LLC	1.00%	12.30%	13.36%	8.32%
Seeks maximum long-term total return, consistent with reasonable risk.	Delaware Diversified Income Fund (Class A)**,101 Investment Adviser: Delaware Management Company	0.70%	1.55%	1.13%	1.59%
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.53%	12.94%	7.48%	5.40%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about December 31, 2024, Delaware Diversified Income Fund will merge into Macquarie Diversified Income Fund.
101	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	10.48%	3.87%	3.40%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.73%	20.55%	9.99%	4.91%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)102 Investment Adviser: Impax Asset Management LLC	0.92%	13.17%	8.91%	6.57%
Seeks capital appreciation.	Invesco Main Street Fund® (Class A)103 Investment Adviser: Invesco Advisers, Inc.	0.80%	16.29%	12.32%	9.33%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
102	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
103	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)104 Investment Adviser: Invesco Advisers, Inc.	1.06%	8.18%	10.45%	6.93%
A non-diversified fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I Shares) Investment Adviser: Invesco Advisers, Inc.	0.86%	40.93%	16.16%	11.70%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I Shares) Investment Adviser: Invesco Advisers, Inc.	0.80%	23.36%	12.95%	7.79%
Seeks total return through growth of capital and current income.	Invesco Value Opportunities Fund (Class R5)104 Investment Adviser: Invesco Advisers, Inc.	0.79%	15.51%	17.18%	9.08%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)104,105 Investment Adviser: Lazard Asset Management LLC	1.10%	16.11%	6.46%	2.92%
Seeks high current return consistent with preservation of capital.	Loomis Sayles Limited Term Government and Agency Fund (Class Y)104 Investment Adviser: Loomis, Sayles & Company, L.P.	0.45%	5.22%	1.28%	1.22%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.01%	15.09%	11.06%	6.80%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
104	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
105	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	Nuveen Global Infrastructure Fund (Class I)106 Investment Adviser: Nuveen Fund Advisors, LLC Subadviser: Nuveen Asset Management, LLC	0.97%	8.90%	8.20%	6.56%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class)106,107 Investment Adviser: Pacific Investment Management Company LLC	0.84%	3.67%	3.16%	2.25%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund (Class N)106 Investment Adviser: TCW Investment Management Company	0.70%	4.85%	-0.06%	1.05%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)106 Investment Adviser: Franklin Advisers, Inc.	0.96%	2.43%	-2.57%	-0.62%
A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A)106,107 Investment Adviser: USAA Asset Management Company	1.31%	6.53%	8.59%	3.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	On April 24, 2023, USAA Precious Metals and Minerals Fund changed its name to Victory Precious Metals and Minerals Fund.
106	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
107	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	15.92%	7.98%	5.84%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders 100® Fund (Class I)108,109 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	19.37%	14.35%	10.58%
Seeks to provide investors with a high level of current income.	Voya Floating Rate Fund (Class A)108,109 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.04%	8.32%	2.22%	2.21%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class S)**,110 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	6.43%	7.89%	5.90%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Solution Balanced Income Portfolio (Class I shares) (a series of Voya investors Trust).
***	Effective on or about April 26, 2024, the Voya Global High Dividend Low Volatility Portfolio (Class I) will be liquidated.
108	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
109	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
110	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)111 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	2.15%	-0.24%	0.92%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	26.07%	14.74%	11.33%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	17.52%	12.10%	8.15%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	18.21%	10.88%	7.69%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
111	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.81216-24	46

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	13.73%	13.20%	8.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	45.99%	20.21%	15.52%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)112 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	13.68%	6.85%	5.39%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
112	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
USP.81216-24	47

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)113 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	17.64%	8.79%	6.43%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)113 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	20.09%	10.31%	7.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
113	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	20.66%	10.40%	7.18%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	10.57%	4.83%	4.02%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)**,114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	11.92%	5.29%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)***,114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	18.65%	9.55%	6.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I shares) will merge into the Voya Solution Conservative Portfolio (Class I shares) (a series of Voya Partners, Inc.).
***	Effective on or about July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I shares) will merge into the Voya Solution Aggressive Portfolio (Class I shares) (a series of Voya Partners, Inc.).
114	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
USP.81216-24	49

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)**,115 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	16.11%	7.78%	5.87%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	14.80%	14.26%	9.84%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	12.03%	13.26%	8.79%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.19%	6.81%	4.75%	3.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I shares) will merge into the Voya Solution Balanced Portfolio (Class I shares) (a series of Voya Partners, Inc.).
115	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
USP.81216-24	50

HOW TO GET MORE INFORMATION

This updating summary prospectus incorporates by reference the full State University of New York Defined Contribution Retirement Plans Contract prospectus and Statement of Additional Information, each dated May 1, 2024, as amended or supplemented. You can find these documents online at https://prospectus.voya.com/SUNY. You can also obtain these documents at no cost by calling us toll-free at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000002960

USP.81216-24	51